Condensed Consolidating Guarantor and Non-Guarantor Financial Information (Details 4) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Condensed Consolidating Statements of Comprehensive Income (Loss)
Net income (loss)	$ (15,879)	$ 43,146	$ 24,052	$ (932)	$ (17,508)	$ 22,341	$ 40,477	$ 10,082	$ (24,710)	$ (55,789)	$ (18,440)	$ 48,758	$ 48,190	$ 7,864
Other comprehensive income (loss)	(22)			(5)						163	(30)	(260)	(7)	(25)
Comprehensive loss	(15,901)			(937)						(55,626)	(18,470)	48,498	48,183	7,839
Reportable Entity | NGL Energy Partners LP (Parent)
Condensed Consolidating Statements of Comprehensive Income (Loss)
Net income (loss)	(19,224)			(941)						(59,199)	(18,574)	47,655	47,940	7,876
Comprehensive loss	(19,224)			(941)						(59,199)	(18,574)	47,655	47,940	7,876
Reportable Entity | NGL Energy Finance Corp
Condensed Consolidating Statements of Comprehensive Income (Loss)
Net income (loss)	(13,134)									(21,280)		(15,000)
Comprehensive loss	(13,134)									(21,280)		(15,000)
Reportable Entity | Guarantor Subsidiaries
Condensed Consolidating Statements of Comprehensive Income (Loss)
Net income (loss)	(2,023)			3,238						(29,606)	(10,206)	79,473	60,981	7,876
Other comprehensive income (loss)	4									189		(189)
Comprehensive loss	(2,019)			3,238						(29,417)	(10,206)	79,284	60,981	7,876
Reportable Entity | Non-Guarantor Subsidiaries
Condensed Consolidating Statements of Comprehensive Income (Loss)
Net income (loss)	3,949			89						3,747	1,806	5,874	534	(292)
Other comprehensive income (loss)	(26)			(5)						(26)	(30)	(71)	(7)	(25)
Comprehensive loss	3,923			84						3,721	1,776	5,803	527	(317)
Consolidating Adjustments
Condensed Consolidating Statements of Comprehensive Income (Loss)
Net income (loss)	14,553			(3,318)						50,549	8,534	(69,244)	(61,265)	(7,596)
Comprehensive loss	$ 14,553			$ (3,318)						$ 50,549	$ 8,534	$ (69,244)	$ (61,265)	$ (7,596)